Reverse Recapitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

4. REVERSE RECAPITALIZATION

The Merger

On February 11, 2025, Unite, through its wholly owned subsidiary Adaptin Acquisition Co., consummated the Merger with Private Adaptin. Pursuant to the Merger, Private Adaptin was the surviving corporation and became a wholly owned subsidiary of Unite, and all of the outstanding common stock of Private Adaptin was converted into 3,249,999 shares of Unite’s common stock. As a result, Unite ceased to be a shell company and will continue as a public reporting company under the new name, Adaptin Bio, Inc. On February 11, 2025, the sole holder of common stock of Unite prior to the Merger, Lucius Partners LLC (“Lucius Partners”), retained 3,250,000 shares of the Company’s common stock after the Merger, after agreeing to cancel and retire 1,750,000 shares of the Company’s common stock.

The Merger was accounted for as a reverse recapitalization under U.S. GAAP. Accordingly, the condensed consolidated financial statements of the Company represent a continuation of the financial statements of Private Adaptin, with the Merger being treated as the equivalent of Private Adaptin issuing stock for the net assets of Unite, accompanied by a recapitalization. The net assets of Unite are stated at historical cost, with no goodwill or other intangible assets recorded and are consolidated with Private Adaptin’s financial statements on the Merger closing date. Results of operations prior to the Merger are presented as those of Private Adaptin. The shares and net loss per share, prior to the Merger, have been retroactively restated to reflect the common stock exchange ratio of 2,159.47-for-1, as established in the Merger. At the time of the Merger, the stockholders’ deficit of Unite of $279,746 was reclassified to additional paid-in capital.

The Offering

On February 11, 2025, concurrent with the Merger, the Company issued, in an initial closing (the “Initial Closing”) of a private placement offering (the “Offering”), 1,080,814 Units, for an aggregate purchase price of $4,755,582, at a purchase price of $4.40 per Unit, with each Unit consisting of (i) one share of common stock (the “Offering Shares”), (ii) a warrant representing the right to purchase one share of common stock with an exercise price of $4.40 per share and a term of one year from the final closing of the Offering (which term may be extended for additional six-month periods if the common stock is not yet admitted for trading or listed on an approved market) (the “A Warrant”), and (iii) a warrant, representing the right to purchase one-half of a share of common stock, with an exercise price of $6.60 per share and a term of five years from the final closing of the Offering (the “B Warrant,” and together with the A Warrant, the “Warrants”) (such shares of common stock issuable upon the exercise of the Warrants, the “Warrant Shares”).

The offering period commenced on January 8, 2025 and continued until March 31, 2025. On March 31, 2025, the Company issued, in the final closing of the Offering, an additional 319,528 Units for an aggregate purchase price of $1,405,923.

During the three months ended March 31, 2025, in connection with the Offering, the Company issued 1,400,342 shares of common stock, investor Warrants to purchase 2,100,513 Warrant Shares and placement agent warrants to purchase 350,086 shares of common stock. In connection with the Offering, the Company raised gross proceeds of $6,161,505 and incurred equity issuance costs of $1,460,361, resulting in net proceeds of $4,701,144. The investor Warrants and placement agent warrants were determined to be equity-classified.

Conversion of Exchange Notes and 2024 Notes

At the Initial Closing of the Offering, $1,500,000 aggregate principal amount of Private Adaptin’s exchange notes, which were issued by Private Adaptin in December 2024 to the holders of 10% secured promissory notes issued to investors in 2023 (the “Exchange Notes”), and Private Adaptin’s 10% secured subordinated convertible promissory notes issued to investors in 2024 (the “2024 Notes”), plus accrued interest thereon, automatically converted into shares of the Company’s common stock at a conversion price of $3.30 per share, or 501,140 shares of common stock (the “Note Conversion Shares”), and the holders of the Exchange Notes were issued, pursuant to existing agreements, warrants to purchase up to 132,570 shares of the Company’s common stock at an exercise price of either $3.30 or $4.40 per share and with a term of five years. These transactions were accounted for as debt extinguishments and, as a result, the Company derecognized the net carrying value of the debt of $2,007,510 (which included principal of $1,500,000, accrued interest of $153,811, debt discount and debt issuance costs of $197,570 and derivative liabilities of $551,269) and recorded the reacquisition price of $1,681,165 (which included common stock and equity-classified warrants with a fair value of $1,433,259 and $247,906, respectively), such that the Company recognized a gain on extinguishment of $326,345.

3. REVERSE RECAPITALIZATION

The Merger

On February 11, 2025, the Company, through its wholly owned subsidiary Adaptin Acquisition Co., consummated the Merger with Private Adaptin. Pursuant to the Merger, Private Adaptin was the surviving corporation and became a wholly owned subsidiary of Unite, and all of the outstanding common stock of Private Adaptin was converted into 3,249,999 shares of Unite’s common stock. As a result, the Company ceased to be a shell company and continues as a public reporting company under the new name, Adaptin Bio, Inc. On February 11, 2025, the sole holder of common stock of the Company prior to the Merger, Lucius Partners LLC (“Lucius Partners”), retained 3,250,000 shares of the Company’s common stock after the Merger, after agreeing to cancel and retire 1,750,000 shares of the Company’s common stock.

The Merger was accounted for as a reverse recapitalization under U.S. GAAP. This determination was primarily due to the Company being determined to be a shell company in that it did not meet the U.S. GAAP definition of a business, did not have more than nominal assets, and did not have more than nominal operations at the time of the Merger. Under this method of accounting, the Company was treated as the “acquired” company for financial reporting purposes. Accordingly, the consolidated financial statements of the Company represent a continuation of the financial statements of Private Adaptin, with the Merger being treated as the equivalent of Private Adaptin issuing stock for the net assets of the Company, accompanied by a recapitalization. The net assets of the Company are stated at historical cost, with no goodwill or other intangible assets recorded and are consolidated with Private Adaptin’s financial statements on the Merger closing date. Results of operations prior to the Merger are presented as those of Private Adaptin. The shares and net loss per share, prior to the Merger, have been retroactively restated to reflect the common stock exchange ratio of 2,159.47-for-1, as established in the Merger. At the time of the Merger, the stockholders’ deficit of the Company of $279,746 was reclassified to additional paid-in capital.

The Offering

On February 11, 2025, concurrent with the Merger, the Company issued, in a private placement offering (the “Offering”), 1,080,814 Units (the “Initial Closing”), for an aggregate purchase price of $4,755,582, at a purchase price of $4.40 per Unit, with each Unit consisting of (i) one share of common stock (the “Offering Shares”), (ii) a warrant representing the right to purchase one share of common stock with an exercise price of $4.40 per share and a term of one year from the final closing of the Offering (the “A Warrant”), and (iii) a warrant, representing the right to purchase one-half of a share of common stock, with an exercise price of $6.60 per share and a term of five years from the final closing of the Offering (the “B Warrant,” and together with the A Warrant, the “Warrants”) (such shares of common stock issuable upon the exercise of the Warrants, the “Warrant Shares”).

The offering period commenced on January 8, 2025 and was scheduled to continue until the later of (i) February 28, 2025, unless extended by the Company and the placement agent; (ii) the date on which the maximum offering amount of approximately $8.5 million (the “Maximum Offering”) was sold by the Company; or (iii) on a date mutually agreed upon in writing by the Company and the placement agent (the “Offering Period”). On February 28, 2025, the Company and the placement agent agreed to extend the offering period to March 31, 2025. On March 31, 2025, the Company issued, in the final closing of the Offering, 319,528 Units for an aggregate purchase price of $1,405,923.

In connection with the Offering, the placement agent and/or its subagents (a) were paid at each closing from the Offering proceeds a total cash commission of 10.0% of the aggregate gross purchase price paid by purchasers in the Offering at that closing, (b) were paid at each closing from the Offering proceeds a total non-allocable expense allowance equal to 2.0% of the aggregate gross purchase price paid by purchasers in the Offering at that closing, and (c) received warrants to purchase a total number of shares of common stock equal to 10.0% of the sum of (i) the number of Offering Shares included in the Units sold in the Offering at that closing and (ii) the number of shares of common stock issuable upon exercise of the warrants included in the Units sold in the Offering at that closing, with a term expiring seven years after the final closing date of the Offering and an exercise price of $4.40 per share (the “Placement Agent Warrants”). The Company has paid certain other expenses of the placement agent, including the fees and expenses of its counsel, in connection with the Offering.

In connection with the Merger, all officers and directors of the Company and their affiliates and associated entities entered into lock-up agreements with the Company for a term ending two years after the closing of the Merger, whereby they have agreed to certain restrictions on the sale or disposition (including pledge) of the Company common stock held by (or issuable to) them.

During the year ended December 31, 2025, in connection with the Offering, the Company issued 1,400,342 shares of common stock, investor Warrants to purchase 2,100,513 Warrant Shares and Placement Agent Warrants to purchase 350,086 shares of common stock. In connection with the Offering, the Company raised gross proceeds of $6,161,505 and incurred equity issuance costs of $1,460,361, resulting in net proceeds of $4,701,144. The investor Warrants and Placement Agent Warrants were determined to be equity classified.

Conversion of Exchange Notes and 2024 Notes

At the Initial Closing, $1,500,000 aggregate principal amount of Private Adaptin’s exchange notes, which were issued by Private Adaptin in December 2024 to the holders of 10% secured promissory notes issued to investors in 2023 (the “Exchange Notes”), and Private Adaptin’s 10% secured subordinated convertible promissory notes issued to investors in 2024 (the “2024 Convertible Debt”), plus accrued interest thereon, automatically converted into shares of the Company’s common stock at a conversion price of $3.30 per share, or 501,140 shares of common stock (the “Note Conversion Shares”), and the holders of the Exchange Notes were issued, pursuant to existing agreements, warrants to purchase up to 132,570 shares of the Company’s common stock at an exercise price of either $3.30 or $4.40 per share and with a term of five years. These transactions were accounted for as debt extinguishments and, as a result, the Company derecognized the net carrying value of the debt of $2,007,510 (which included principal of $1,500,000, accrued interest of $153,811, debt discount and debt issuance costs of $197,570 and derivative liabilities of $551,269) and recorded the reacquisition price of $1,681,166 (which included common stock and equity-classified warrants with a fair value of $1,433,259 and $247,906, respectively), such that the Company recognized a gain on extinguishment of $326,345.